Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Fees	Total Payments
Total	$ 604,084.36	$ 604,084.36
Government of the United States of America
Total	433,755.00	433,755.00
State of Texas
Total	$ 170,329.36	$ 170,329.36